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                     METROPOLITAN LIFE SEPARATE ACCOUNT E
              METLIFE ASSET BUILDER(R) VARIABLE ANNUITY CONTRACTS
                 ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY

                        SUPPLEMENT DATED APRIL 30, 2012
                    TO THE PROSPECTUS DATED APRIL 30, 2012

This supplements the Prospectus dated April 30, 2012 for the MetLife Asset Builder variable annuity contracts issued by Metropolitan Life Insurance Company.

This supplement revises and, to the extent inconsistent therewith, replaces information contained in the table noted below.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the Prospectus.

The Prospectus is revised as follows:

Your variable annuity contract offers the following portfolios: The BlackRock Large Cap Core Portfolio -- Class A of the Met Investors Fund and the Loomis Sayles Small Cap Core Portfolio -- Class A, the MetLife Mid Cap Stock Index Portfolio -- Class A and the Russell 2000(R) Index Portfolio -- Class A of the Metropolitan Fund.

The information in the table below replaces the disclosure regarding the portfolios noted above contained in the section of the Prospectus titled "Table of Expenses -- MetLife Asset Builder Deferred Annuities" beginning on page 8.


                                                                                                    -------------------------
MET INVESTORS FUND ANNUAL EXPENSES FOR                    DISTRIBUTION          ACQUIRED    TOTAL   CONTRACTUAL FEE NET TOTAL
FISCAL YEAR ENDING DECEMBER 31, 2011                         AND/OR             FUND FEES  ANNUAL    WAIVER AND/OR   ANNUAL
(AS A PERCENTAGE OF DAILY NET ASSETS)          MANAGEMENT   SERVICE     OTHER      AND    OPERATING     EXPENSE     OPERATING
                                                  FEE     (12b-1) FEES EXPENSES EXPENSES  EXPENSES   REIMBURSEMENT  EXPENSES
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Large Cap Core Portfolio -- Class A.    0.59%        --        0.05%    0.01%     0.65%        0.01%        0.64%
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

                                                                                             -------------------------
METROPOLITAN FUND -- CLASS A ANNUAL                DISTRIBUTION          ACQUIRED    TOTAL   CONTRACTUAL FEE NET TOTAL
EXPENSES FOR FISCAL YEAR ENDING                       AND/OR             FUND FEES  ANNUAL    WAIVER AND/OR   ANNUAL
DECEMBER 31, 2011 (AS A PERCENTAGE OF   MANAGEMENT   SERVICE     OTHER      AND    OPERATING     EXPENSE     OPERATING
DAILY NET ASSETS)                          FEE     (12b-1) FEES EXPENSES EXPENSES  EXPENSES   REIMBURSEMENT  EXPENSES
----------------------------------------------------------------------------------------------------------------------
Loomis Sayles Small Cap Core Portfolio.    0.90%        --        0.06%    0.09%     1.05%        0.08%        0.97%
MetLife Mid Cap Stock Index Portfolio..    0.25%        --        0.05%    0.02%     0.32%        0.00%        0.32%
Russell 2000(R) Index Portfolio........    0.25%        --        0.06%    0.08%     0.39%        0.00%        0.39%
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

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

This supplement should be read in its entirety and kept together with your Prospectus for future reference. If you would like another copy of the Prospectus write to us at MetLife Retirement Products, P.O. Box 14660, Lexington, KY 40512-4660, Attention: MetLife Asset Builder Unit or call us at
(866) 438-6477 to request a free copy.